Commitments and Pledges	12 Months Ended
Dec. 31, 2023
Commitments and Pledges
Commitments and Pledges

Commitments and Pledges

Lease commitments

The future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognised as liabilities, are as follows:

EUR’000	2023	2022	2021
Not later than one year	1,090	53	18
Between one and five years	4,984	9	—
	6,074	62	18

The Company’s lease commitments include tenure of the new headquarters, which will reflect at the balance sheet in Q1 2024 under IFRS 16. The Company signed the contract with Castellum Denmark and will have access to almost 5,000 m2 of office space in central Copenhagen. The contract, with a six years biding period, amounted to EUR 8 million. The Company paid EUR 1 million as a deposit fee for this contract.

Pledge of Fixed Assets

The New Debt Facility detailed in Note 26 is secured by, inter alia, a first priority mortgage over the Wind Orca, Wind Osprey, Wind Scylla and Wind Zaratan Vessels (EUR 511 million carrying value, see Note 18), first priority assignment of the earnings of the vessel owning entities, including certain change of control provisions which are similar to those included in the P-Class Facility.

The P-Class facility is secured by a first priority mortgage over the P-Class newbuilds, first priority assignments of the insurances and earnings of the P-Class newbuilds by Cadeler and the two borrowers and contain customary financial and other covenants including certain change of control provisions. There will be a change of control under the P-Class Facility if any person or group of persons acting in concert (other than Swire Pacific and the BW Group) hold legally and beneficially more than 25% of each of the issued and outstanding share capital and/or the issued and outstanding voting share capital of Cadeler A/S. In addition, a number of changes to the ownership structure further down in the Group will trigger a change of control such as, among others, if either Wind N1063 Limited or Wind N1064 Limited ceases to be a wholly owned (direct or indirect) subsidiary of Cadeler. The P-Class Facility will be governed by English law.

Wind Osprey & Wind Orca new crane contract

The Company signed a contract with NOV on 18 December 2020 to replace the main crane of Wind Orca and then executed the option to replace the main crane for Wind Osprey on 17 June 2021. The total sum of the contract with NOV for the replacement of both cranes is EUR 83.4 million, of which EUR 7 million was paid in 2021, EUR 27 million was paid in 2022 and EUR 15.8 million was paid in 2023. The remaining scheduled payments will be due in 2024.

P-Class vessels

Since 30 June 2021 the Company has a contract with COSCO SHIPPING Heavy Industry CO. Ltd. (“COSCO”) to build two new P-class WTIVs. The total sum of the contract for the new vessels is approximately EUR 572 million, of which EUR 137 million was paid in 2021 and EUR 14 million was paid in 2023. The remaining scheduled payments will be due between 2024 and 2025. Of the total contract, USD 390 million is paid in USD and EUR 220 million will is paid in EUR.

A-Class vessels

On 9 May 2022 and 22 November 2022 the Company signed additional contracts with COSCO SHIPPING Heavy Industry to build a total of two new A-Class foundation installation vessel. The total sum of the contracts for the new vessel is approximately EUR 657 million, of which approximately a total of EUR 167 million was paid in 2022, while the remaining amounts will be due over the years from 2025 to 2026. Of the total contract, USD 495 million is paid in USD and EUR 205 million is paid in EUR.

M-Class vessels

The Company, due to the business combination with Eneti, is currently under contract with Hanwha for the construction of two next generation offshore WTIVs. The total sum of the contracts is approximately EUR 592 million, of which EUR 118 million has been paid. The remaining scheduled payments will be due between 2024 and 2025.

Remaining instalments for the newbuilds vessels:

As of 31 December 2023
Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	—	205	425
Contract amount in USD	390	655	495	1,540
Total Contract amount translated to EUR	572	592	657	1,821
Commitment amount in EUR	69	—	105	174
Commitment amount in USD	390	524	426	1,340
Commitment amount translated to EUR	421	474	490	1,385

As of 31 December 2022
Millions	P-Class	A-Class	Total
Contract amount in EUR	220	205	425
Contract amount in USD	390	495	885
Total Contract amount translated to EUR	572	657	1,229
Commitment amount in EUR	82	105	187
Commitment amount in USD	390	426	816
Commitment amount translated to EUR	435	490	925

As of 31 December 2021
Millions	P-Class
Contract amount in EUR	220
Contract amount in USD	390
Total Contract amount translated to EUR	572
Commitment amount in EUR	82
Commitment amount in USD	390
Commitment amount translated to EUR	435